INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets:	2017	2016

Net operating loss carry forwards	$5,014,461	$7,558,530
Less valuation allowance	(5,014,461)	(7,558,530)
Net deferred tax asset	$-	$-